E&E ASSETS - Kelly Creek Project (Details)							12 Months Ended
	Sep. 16, 2024 USD ($)	Jun. 03, 2024 USD ($) mi²	Sep. 16, 2023 USD ($)	Jun. 01, 2023 USD ($)	Sep. 16, 2022 USD ($)	Sep. 16, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 16, 2025 USD ($)	Jun. 03, 2024 CAD ($) mi²
E&E ASSETS
Percentage of interest in a joint venture							70.00%
Percentage of interest in a joint venture, that can be earned upon incurring the required minimum annual E&E expenditures on the project							51.00%
Write-off of E & E assets							$ 18,893	$ 4,290
Kelly Creek
E&E ASSETS
Percentage of interest in a joint venture		70.00%
Additional annual expenditures to be incurred										$ 2,500,000
Expenditures on Kelly Creek Project		$ 923,757
Proportion Of Additional Ownership Interest In Joint Venture		19.00%
Write-off of E & E assets				$ 353,456			0	$ 0
Kelly Creek | Genesis agreement
E&E ASSETS
Percentage of claims drop from original claim holdings				60.00%
Kelly Creek | Hot Pot agreement
E&E ASSETS
Annual lease payments made	$ 20,000		$ 30,000		$ 30,000	$ 30,000
Advance royalty payments due, year one									$ 20,000
Advance royalty payments due, year two							25,000
Advance royalty payments due, year three and thereafter							$ 30,000
Percentage of net smelter return royalty		3.00%
Percentage of net smelter return royalty upon payment of specified amount		2.00%
Payment to reduce net smelter return royalty		$ 2,000,000
Kelly Creek | Hot Pot agreement | Battle Mountain Gold Exploration Corporation
E&E ASSETS
Percentage of net smelter return royalty		1.25%
Area within the original boundary of the Hot Pot property, considered for royalty payments | mi²		2.5								2.5